Cover	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity File Number	000-56257
Entity Registrant Name	AccuStem Sciences Inc.
Entity Central Index Key	0001850767
Entity Tax Identification Number	87-3774438
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Penn Plaza
Entity Address, Address Line Two	19th Floor
Entity Address, Address Line Three	#1954
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	00 44
Local Phone Number	2074952379
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false